CHANGES IN OPERATING ASSETS AND LIABILITIES	12 Months Ended
Dec. 31, 2012
CHANGES IN OPERATING ASSETS AND LIABILITIES
CHANGES IN OPERATING ASSETS AND LIABILITIES

26.       CHANGES IN OPERATING ASSETS AND LIABILITIES

Year ended December 31,	2012	2011	2010
(millions of Canadian dollars)
Accounts receivable and other	(122)	121	(878)
Accounts receivable from affiliates	43	(17)	8
Inventory	42	93	(124)
Deferred amounts and other assets	(380)	(320)	(16)
Accounts payable and other	(319)	421	642
Accounts payable to affiliates	(48)	41	(22)
Interest payable	15	7	31
Other long-term liabilities	109	57	(65)
	(660)	403	(424)